Accounts Payable, Accrued Expenses and Other (Detail) (Truck and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Truck and Other
Other Liabilities [Line Items]
Accounts payable	$ 1,098.9	$ 707.4
Product support reserves	310.4	231.3
Accrued capital expenditures	245.5	51.2
Accrued expenses	209.9	224.9
Salaries and wages	197.4	171.8
Other	315.3	289.9
Accounts Payable and Accrued Liabilities, Current, Total	$ 2,377.4	$ 1,676.5